Annual Total Returns [BarChart] - AMG GW&K SMALL/MID CAP FUND - Class I	Apr. 24, 2021
Bar Chart Table:
Annual Return 2016	9.68%
Annual Return 2017	15.44%
Annual Return 2018	(8.15%)
Annual Return 2019	30.86%
Annual Return 2020	23.31%